iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  14 .9%
Axon Enterprise, Inc.
(a)
..................... 158 $ 93,903
Boeing Co. (The)
(a)
........................ 1,623 287,271
BWX Technologies, Inc. .................... 198 22,055
Curtiss-Wright Corp. ....................... 83 29,454
General Dynamics Corp. .................... 560 147,554
HEICO Corp. ........................... 87 20,683
Huntington Ingalls Industries, Inc. .............. 85 16,062
Kratos Defense & Security Solutions, Inc.
(a)
....... 296 7,809
L3Harris Technologies, Inc. .................. 411 86,425
Leonardo DRS, Inc.
(a)
...................... 161 5,202
Lockheed Martin Corp. ..................... 458 222,561
Moog, Inc. , Class A ....................... 62 12,204
Northrop Grumman Corp. ................... 297 139,379
Rocket Lab USA, Inc.
(a)
..................... 760 19,357
RTX Corp. ............................. 2,890 334,431
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 254 8,656
Textron, Inc. ............................ 403 30,826
TransDigm Group, Inc. ..................... 122 154,608
Woodward, Inc. .......................... 130 21,635
1,660,075
a
Automobile Components  —  0 .9%
LCI Industries ........................... 213 22,022
Modine Manufacturing Co.
(a)
................. 439 50,893
Patrick Industries, Inc. ..................... 281 23,346
96,261
a
Automobiles  —  8 .8%
Ford Motor Co. .......................... 32,663 323,364
General Motors Co. ....................... 9,017 480,335
Harley-Davidson, Inc. ...................... 959 28,895
Lucid Group, Inc.
(a)
........................ 9,828 29,680
Rivian Automotive, Inc. , Class A
(a) (b)
............. 6,102 81,157
Thor Industries, Inc. ....................... 445 42,591
986,022
a
Building Products  —  8 .1%
A O Smith Corp. ......................... 448 30,558
AAON, Inc. ............................. 253 29,773
Carrier Global Corp. ....................... 3,134 213,927
CSW Industrials, Inc. ...................... 63 22,226
Johnson Controls International PLC ............ 2,509 198,035
Lennox International, Inc. ................... 120 73,116
Trane Technologies PLC .................... 845 312,101
Zurn Elkay Water Solutions Corp. .............. 536 19,993
899,729
a
Commercial Services & Supplies  —  0 .5%
MSA Safety, Inc. ......................... 329 54,538
a
Communications Equipment  —  0 .4%
Lumentum Holdings, Inc.
(a)
.................. 575 48,271
a
Electrical Equipment  —  15 .7%
Acuity Brands, Inc. ........................ 256 74,785
AMETEK, Inc. ........................... 1,935 348,803
Atkore, Inc. ............................. 300 25,035
Bloom Energy Corp. , Class A
(a)
................ 1,664 36,957
Eaton Corp. PLC ......................... 1,296 430,103
EnerSys ............................... 333 30,779
Generac Holdings, Inc.
(a)
.................... 498 77,215
Hubbell, Inc. ............................ 449 188,082
NEXTracker, Inc. , Class A
(a)
.................. 1,202 43,909
NuScale Power Corp. , Class A
(a)
............... 761 13,645
Security Shares Value
a
Electrical Equipment (continued)
nVent Electric PLC ........................ 1,379 $ 93,993
Plug Power, Inc.
(a) (b)
....................... 7,091 15,104
Powell Industries, Inc. ...................... 78 17,289
Regal Rexnord Corp. ...................... 554 85,942
Rockwell Automation, Inc. ................... 945 270,072
1,751,713
a
Electronic Equipment, Instruments & Components  —  12 .8%
Advanced Energy Industries, Inc. .............. 315 36,423
Amphenol Corp. , Class A ................... 6,383 443,299
Badger Meter, Inc. ........................ 110 23,333
Belden, Inc. ............................ 338 38,062
Coherent Corp.
(a)
......................... 1,294 122,581
Fabrinet
(a)
.............................. 303 66,624
Itron, Inc.
(a)
............................. 377 40,935
Littelfuse, Inc. ........................... 208 49,015
TE Connectivity PLC ...................... 2,503 357,854
Teledyne Technologies, Inc.
(a)
................. 390 181,011
TTM Technologies, Inc.
(a)
.................... 853 21,112
Vontier Corp. ............................ 1,257 45,843
1,426,092
a
Industrial Conglomerates  —  4 .2%
Honeywell International, Inc. ................. 2,049 462,849
a
Leisure Products  —  0 .3%
Brunswick Corp. .........................
552
35,703
a
Machinery  —  29 .0%
Alamo Group, Inc. ........................ 87 16,174
Albany International Corp. , Class A ............. 261 20,872
Allison Transmission Holdings, Inc. ............. 725 78,343
Crane Co. .............................. 183 27,770
Cummins, Inc. ........................... 1,148 400,193
Deere & Co. ............................ 1,048 444,038
Dover Corp. ............................ 1,148 215,365
Enpro, Inc. ............................. 79 13,624
ESCO Technologies, Inc. ................... 215 28,640
Federal Signal Corp. ...................... 511 47,211
Fortive Corp. ............................ 2,904 217,800
Franklin Electric Co., Inc. ................... 148 14,423
Graco, Inc. ............................. 634 53,440
Greenbrier Companies, Inc. (The) .............. 263 16,040
IDEX Corp. ............................. 284 59,438
JBT Marel Corp. ......................... 267 33,936
Lincoln Electric Holdings, Inc. ................ 473 88,673
Middleby Corp. (The)
(a)
..................... 450 60,953
Mueller Water Products, Inc. , Class A ........... 634 14,265
Oshkosh Corp. .......................... 544 51,718
PACCAR, Inc. ........................... 4,051 421,385
Parker-Hannifin Corp. ...................... 483 307,202
Pentair PLC ............................ 620 62,397
Snap-on, Inc. ........................... 439 149,032
SPX Technologies, Inc.
(a)
.................... 174 25,320
Standex International Corp. .................. 101 18,886
Stanley Black & Decker, Inc. ................. 1,290 103,574
Terex Corp. ............................. 559 25,837
Toro Co. (The) ........................... 858 68,726
Trinity Industries, Inc. ...................... 688 24,149
Watts Water Technologies, Inc. , Class A .......... 103 20,940
Xylem, Inc. ............................. 913 105,926
3,236,290
a

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Manufacturing ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Security Shares Value
a
Professional Services  —  0 .7%
Amentum Holdings, Inc.
(a)
................... 269 $ 5,657
KBR, Inc. .............................. 289 16,742
Leidos Holdings, Inc. ...................... 289 41,633
Science Applications International Corp. ......... 107 11,961
75,993
a
Semiconductors & Semiconductor Equipment  —  3 .4%
Enphase Energy, Inc.
(a)
..................... 1,130 77,608
First Solar, Inc.
(a)
......................... 896 157,911
FormFactor, Inc.
(a)
........................ 648 28,512
MKS Instruments, Inc. ..................... 564 58,876
Qorvo, Inc.
(a)
............................ 791 55,315
378,222
a
Total Long-Term Investments — 99.7%
(Cost: $ 11,144,787 ) ................................. 11,111,758
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(c) (d) (e)
...................... 46,644 $ 46,667
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................ 15,751 15,751
a
Total Short-Term Securities — 0.6%
(Cost: $ 62,422 ) .................................... 62,418
Total Investments — 100.3%
(Cost: $ 11,207,209 ) ................................. 11,174,176
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (29,389)
Net Assets — 100.0% ................................. $ 11,144,787
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/17/24
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 46,701
(b)
$ —  $ (30) $ (4) $ 46,667  46,644  $ 116
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares —  15,751
(b)
—  —  —  15,751  15,751  268  —
$ (30) $ (4)
$ 62,418
$ 384  $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 2 03/21/25 $ 22 $ (803)

iShares
®
U.S. Manufacturing ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2024
3
Schedule of Investments
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,111,758  $ —  $ —  $ 11,111,758
Short-Term Securities
Money Market Funds ...................................... 62,418  —  —  62,418
$ 11,174,176  $ —  $ —  $ 11,174,176
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (803) $ —  $ —  $ (803)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)